                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4841
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                           MFS MUNICIPAL INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: October 31
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                   Date of reporting period: January 31, 2005
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
ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 1/31/05

MFS(R) Municipal
Income Trust

[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THE TRUST IS A CLOSED-END INVESTMENT PRODUCT. SHARES OF THE TRUST ARE ONLY AVAILABLE FOR PURCHASE/SALE ON THE NYSE AT THE CURRENT MARKET PRICE. SHARES MAY TRADE AT A PREMIUM OR DISCOUNT TO NAV.

Visit MFS.COM for the latest information about your investment.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U. S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

A fact sheet, annual, and semiannual report for the fund can be accessed by clicking "Closed End Funds" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

 MFS Municipal Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2005

ISSUER                                                                                      PAR AMOUNT                    $ VALUE
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
MUNICIPAL BONDS - 143.0%
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AIRPORT & PORT REVENUE - 5.4%
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Chicago, IL, O'Hare International Airport Rev., RITES, XLCA, 8.98%, 2022+++              $   1,500,000              $   1,834,110
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Cleveland Cuyahoga County, OH, Port Authority Rev. (Cleveland City Project),
  "B", 4.5%, 2030                                                                            1,485,000                  1,509,918
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Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage Project),
  6.125%, 2024                                                                               1,130,000                  1,195,856
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Oklahoma City, OK, Airport Trust Rev., FSA, 5.75%, 2016                                      3,125,000                  3,415,625
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Port Authority, NY, Special Obligations Rev. (JFK International), MBIA, 5.75%, 2022          7,000,000                  7,598,570
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Seattle, WA, Airport Trust Rev., FGIC, 5.625%, 2018                                          1,500,000                  1,648,575
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                                                                                                                    $  17,202,654
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CHEMICALS - 0.6%
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Red River Authority, TX, Pollution Control Rev. (Celanese Project), 6.7%, 2030           $   1,920,000              $   1,966,234
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GENERAL OBLIGATIONS - GENERAL PURPOSE - 1.4%
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Jefferson County, OH, ASST GTY, 7.125%, 2005++++                                         $   1,000,000              $   1,060,210
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Lake County, IL, Land Acquisition & Development, 5.75%, 2017                                 1,000,000                  1,134,230
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New York City, NY, 6.125%, 2006++++                                                          2,000,000                  2,107,180
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                                                                                                                    $   4,301,620
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HEALTHCARE REVENUE - HOSPITALS - 39.7%
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Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health
  Systems), 6.75%, 2025                                                                  $     500,000              $     533,705
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Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
  Health), 9.25%, 2022                                                                       1,000,000                  1,166,790
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Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
  Health), 9.25%, 2030                                                                       2,000,000                  2,334,640
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Athens County, OH, Hospital Facilities Rev. (O'Bleness Memorial Hospital),
  7.125%, 2033                                                                               1,500,000                  1,557,015
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Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas Hospital),
  5.75%, 2027                                                                                  700,000                    697,319
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Brookhaven, NY, Civic Facilities Rev. (Brookhaven Memorial Hospital Medical Center,
  Inc.), 7.75%, 2010                                                                           805,000                    859,925
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California Valley Health Systems, COP, 6.875%, 2023                                            760,000                    763,800
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Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev
  (Women's Christian Assn.), "A", 6.35%, 2017                                                  255,000                    260,388
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Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev
  (Women's Christian Assn.), "A", 6.4%, 2029                                                   980,000                    956,010
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Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), 6%, 2013             540,000                    546,928
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Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), 6.35%, 2013          140,000                    144,183
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Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital),
  6.75%, 2021                                                                                1,625,000                  1,733,989
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Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital),
6.25%, 2023                                                                                    985,000                  1,048,168
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Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.),
  5%, 2026                                                                                      40,000                     40,440
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Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.5%, 2020              1,230,000                  1,374,599
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Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.6%, 2025              1,000,000                  1,111,170
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Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems),
  6.625%, 2026                                                                                 675,000                    755,008
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Comal County, TX, Health Facilities Development Rev. (McKenna Memorial Hospital),
  6.125%, 2022                                                                                 500,000                    519,340
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Crittenden County, AR, Arkansas Hospital Rev., 7%, 2020                                      1,030,000                  1,037,900
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Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030                     1,330,000                  1,502,780
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Delaware Health Facilities Authority Rev. (Nanticoke Memorial Hospital),
  5.625%, 2032                                                                               1,250,000                  1,326,500
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Denver, CO, Health & Hospital Authority Rev., 5.25%, 2013                                      635,000                    658,489
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Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018                                   1,500,000                  1,545,135
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Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028                                     860,000                    866,287
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Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                    250,000                    259,315
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District of Columbia, Health & Hospital Authority Rev. (Medstar University
  Hospital), "D", 6.875%, 2007++++                                                           1,200,000                  1,307,328
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Farmington, NM, Hospital Rev. (San Juan Regional Medical Center), "A", 5%, 2023                835,000                    851,157
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Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025            250,000                    249,075
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Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031            295,000                    295,307
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Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligation
  Group), 7.125%, 2024                                                                         755,000                    830,153
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Gulfport, MS, Hospital Facilities Rev. (Gulfport Memorial Hospital), 5.75%, 2031             1,000,000                  1,054,670
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Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt
  Hospital), 6%, 2031                                                                          900,000                    980,892
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Houston County, AL, Health Care Authority Rev., AMBAC, 6.25%, 2030                           2,000,000                  2,295,260
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Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                                       875,000                    919,643
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Illinois Development Finance Authority, Hospital Authority Rev. (Adventist/Sunbelt
  Hospital), 5.65%, 2024                                                                     1,750,000                  1,842,803
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Illinois Health Facilities Authority Rev. (Centegra Heath Systems), 5.25%, 2018              1,000,000                  1,024,210
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Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical
  Research Foundation, Inc.), 6.375%, 2031                                                   3,990,000                  4,154,787
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Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital),
  6.125%, 2031                                                                               1,000,000                  1,051,650
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Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health
  Systems), 5.5%, 2029                                                                         440,000                    458,088
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Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health
  Systems), 5.75%, 2035                                                                        475,000                    507,799
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Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton
  Healthcare, Inc.), 6.5%, 2020                                                              5,000,000                  5,475,650
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Knox County, TN, Health Educational Housing Facilities Board, Hospital Facilities
  Rev. (Baptist Health Systems), 6.5%, 2031                                                  1,725,000                  1,752,255
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Lauderdale County & Florence, AL, Health Care Authority Rev. (Coffee Health
  Group), MBIA, 5.625%, 2021                                                                 3,000,000                  3,325,260
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Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas),
  6.875%, 2026                                                                               1,590,000                  1,665,493
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Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas),
  5.7%, 2028                                                                                   995,000                  1,025,188
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Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General
  Hospital), 5.75%, 2025                                                                     1,000,000                    962,180
---------------------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General
  Hospital), 5.875%, 2034                                                                      905,000                    874,836
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health),
  5.5%, 2033                                                                                   380,000                    399,262
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Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel
  Hospital), 6.5%, 2031                                                                      1,500,000                  1,716,495
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health
  Systems), 6.25%, 2031                                                                      1,900,000                  2,034,406
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi),
  6.5%, 2012                                                                                   600,000                    672,078
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Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi),
  5.7%, 2015                                                                                   500,000                    519,640
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Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital),
  5.25%, 2018                                                                                1,400,000                  1,329,496
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire
  Health), "B", 6.375%, 2034                                                                   890,000                    896,168
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Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial
  Medical Center), 6%, 2023                                                                    465,000                    467,930
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Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), 6.75%, 2029              810,000                    871,625
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Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019          995,000                  1,063,217
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Mississippi Business Finance Corp., Health Facilities Rev. (Rush Medical Foundation,
 Inc.), 5.625%, 2023                                                                           845,000                    826,241
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Mississippi Hospital Equipment, Health Facilities Rev. (Rush Medical Foundation,
  Inc.), 5.4%, 2007                                                                            210,000                    215,193
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Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
  "A-2", MBIA, 0%, 2022                                                                      1,725,000                  1,561,298
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Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
  "C", 5.25%, 2029                                                                             760,000                    770,974
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Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital),
  5.625%, 2032                                                                                 435,000                    456,311
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Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North
  Shore Health System), 5.625%, 2010                                                           725,000                    789,931
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Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North
  Shore Health System), 5.875%, 2011                                                           550,000                    608,344
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Covenant Health),
  6.5%, 2017                                                                                   915,000                  1,036,924
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New Hampshire Higher Educational & Health Facilities Authority Rev. (Catholic
  Medical Center), 6.125%, 2032                                                              1,000,000                  1,043,630
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Littleton
  Hospital), 5.8%, 2018                                                                      1,000,000                    978,400
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New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter's
  University Hospital), 6.875%, 2030                                                         3,000,000                  3,340,200
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic Facilities Rev. (Staten
  Island University Hospital), 6.375%, 2031                                                    500,000                    492,115
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New York City, NY, Health & Hospital Corp. Rev., 5.25%, 2017                                   700,000                    734,776
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North Texas Health Facilities Development Corp. Rev. (United Regional Health Care
  System, Inc.), 6%, 2023                                                                    1,000,000                  1,072,620
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Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical
  Center), 5.75%, 2013                                                                         850,000                    805,350
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Oklahoma Development Finance Authority Rev. (Comanche County Hospital),
  6.6%, 2031                                                                                 1,875,000                  1,996,013
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Rhode Island Health & Educational Building Rev., Hospital Financing (Lifespan
  Obligated Group), 6.5%, 2032                                                                 505,000                    563,792
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Educational Building Rev., Hospital Financing (Lifespan
  Obligation Group), 6.375%, 2021                                                            1,805,000                  2,042,574
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Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.),
  6.375%, 2014                                                                                 955,000                    961,781
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Russell, KY (Bon Secours Health Systems), ETM, 5.85%, 2005++++                               3,000,000                  3,089,220
---------------------------------------------------------------------------------------------------------------------------------
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), AMBAC,
  ETM, 11.492%, 2020++,++++                                                                    600,000                    602,826
---------------------------------------------------------------------------------------------------------------------------------
Scranton-Lackawanna, PA, Health & Welfare Authority Rev. (Allied Rehab Hospital),
  7.125%, 2005                                                                                 285,000                    286,314
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Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist
  Healthcare), 6.375%, 2012++++                                                                625,000                    753,369
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6.25%, 2012++++                                                                 315,000                    377,077
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), ETM, 6.25%, 2018++++                                                            185,000                    217,024
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), ETM, 6.375%, 2019++++                                                           375,000                    448,774
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South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
  (Palmetto Health Alliance), 6.25%, 2031                                                      835,000                    894,586
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South Carolina Jobs & Economic Development Authority (Bon Secours Health
  Systems, Inc.), "A", 5.625%, 2030                                                            710,000                    741,055
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South Carolina Medical University, Hospital Facilities Rev, "A", MBIA, 5%, 2031                685,000                    707,543
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South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health
  Care System), 5.625%, 2032                                                                   670,000                    690,040
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Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.625%, 2029           1,500,000                  1,548,960
  5.25%, 2018                                                                                1,400,000                  1,398,656
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Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center),
  5.25%, 2018                                                                                1,400,000                  1,398,656
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State of Arkansas, Development Finance Authority Rev. (Washington Regional
  Medical Center), 7.25%, 2020                                                                 500,000                    557,275
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Steubenville, OH, Hospital Authority Rev. (Trinity Health Center), 6.5%, 2030                1,300,000                  1,447,095
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Stillwater, OK, Medical Center Authority, 5.625%, 2023                                       1,000,000                  1,044,540
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Suffolk County, NY, Industrial Development Agency Rev. (Southampton Hospital),
  7.25%, 2020                                                                                  720,000                    728,258
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Suffolk County, NY, Industrial Development Agency Rev. (Southampton Hospital),
  7.625%, 2030                                                                                 740,000                    758,604
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Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare),
  6.25%, 2020                                                                                3,085,000                  3,212,781
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Texas Metro Health Facilities Development Corp., Metro Health Facilities
  Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021                             700,000                    717,787
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Texas Metro Health Facilities Development Corp., Metro Health Facilities
  Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031                          1,000,000                  1,021,460
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Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021            1,250,000                  1,344,588
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Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital),
  6.625%, 2031                                                                                 600,000                    648,474
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Valley, AL, Special Care Facilities, Financing Authority Rev. (Lanier Memorial
  Hospital), 5.6%, 2016                                                                        600,000                    602,658
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Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center),
  6.375%, 2031                                                                               1,500,000                  1,589,670
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Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital
  Medical Center), 6.375%, 2031                                                              1,115,000                  1,122,526
---------------------------------------------------------------------------------------------------------------------------------
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032                      1,000,000                  1,066,980
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West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center),
  6.75%, 2024                                                                                  170,000                    175,289
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West Shore Pennsylvania, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026          1,250,000                  1,341,200
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Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020                1,500,000                  1,695,810
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Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care,
  Inc.), 6.875%, 2030                                                                        1,000,000                  1,162,020
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care,
  Inc.), MBIA, 5.25%, 2017                                                                   5,000,000                  5,351,150
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Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
  Riverside Hospital), 6.8%, 2016                                                              755,000                    789,692
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Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
  Riverside Hospital), "A", 7.125%, 2031                                                       490,000                    508,855
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Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph's
  Hospital), "C", 6.2%, 2020                                                                   750,000                    620,438
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                                                                                                                    $ 126,032,885
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HEALTHCARE REVENUE - LONG TERM CARE - 13.9%
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Abilene, TX, Health Facilities Development Co., Retirement Facilities Rev. (Sears
  Methodist Retirement), 7%, 2033                                                        $     345,000              $     364,372
---------------------------------------------------------------------------------------------------------------------------------
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2033+                  750,000                    790,065
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Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  7.75%, 2006                                                                                  130,000                    125,848
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Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  8.125%, 2016                                                                               1,085,000                    955,527
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Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  8.5%, 2026                                                                                 2,405,000                  2,088,045
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Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises,
  Inc.), 10%, 2012                                                                             440,000                    488,545
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Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home),
  8.5%, 2032                                                                                   600,000                    590,850
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Clarion, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.),
  7.5%, 2012                                                                                 1,000,000                  1,023,110
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.),
  6.125%, 2033                                                                               1,000,000                  1,045,290
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025                 3,000,000                  3,466,800
---------------------------------------------------------------------------------------------------------------------------------
Contra Costa County, CA, Residential Rental Facilities Rev. (Cypress Meadows),
  7%, 2028*                                                                                  1,840,000                  1,848,703
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Retirement Community Rev. (Wesley Affiliated Services),
  7.25%, 2035                                                                                1,000,000                  1,062,290
---------------------------------------------------------------------------------------------------------------------------------
Franklin County, OH, Healthcare Facilities Rev. (Ohio Presbyterian), 7.125%, 2029            1,000,000                  1,108,640
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034           330,000                    337,996
---------------------------------------------------------------------------------------------------------------------------------
Grand Prairie, TX, Housing Finance Corp., Independent Senior Living Center Rev.,
  7.5%, 2017                                                                                   600,000                    604,638
---------------------------------------------------------------------------------------------------------------------------------
Greenville County, SC, Hospital Rev. (Chestnut Hill) "A", 8%, 2015                           2,255,000                  2,029,816
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Lutheran Senior Ministries), 7.375%, 2031           800,000                    827,512
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project),
  5.75%, 2018                                                                                  895,000                    854,815
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project),
  9.25%, 2025                                                                                1,665,000                  2,031,833
---------------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL, Health Care Facilities Rev. (National Benevolent-Cypress Village),
  6.25%, 2026*                                                                               1,245,000                  1,223,213
---------------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 6.25%, 2026                  500,000                    509,020
---------------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 6.875%, 2032                 500,000                    532,630
---------------------------------------------------------------------------------------------------------------------------------
Maine Health & Higher Educational Facilities Rev. (Piper Shores), 7.5%, 2009++++               825,000                    949,575
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Metro Health Foundation, Inc.),
  6.75%, 2027                                                                                1,470,000                  1,457,681
---------------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), 7.375%, 2027               1,920,000                  2,025,370
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Higher Education & Health Authority Rev
  (AHF/Montgomery), 10.5%, 2020                                                              2,220,000                  2,279,518
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
  Continuing Care), 6.125%, 2028                                                               250,000                    251,325
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
  Continuing Care), 6.25%, 2035                                                                700,000                    706,538
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Courthouse Convalescent
  Center), 8.7%, 2014                                                                          650,000                    653,861
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., First Mortgage Gross Rev
  (Wanaque Convalescent Center), 8.6%, 2011                                                  1,000,000                  1,009,190
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027           1,000,000                    964,130
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Harbor's Edge), "A", 6%, 2025             125,000                    126,450
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Harbor's Edge), "A",
  6.125%, 2035                                                                                  90,000                     90,534
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Inverness Village), 8%, 2032                      250,000                    201,413
---------------------------------------------------------------------------------------------------------------------------------
Reedley, CA, Certificate of Participation (Mennonite Home), 7.5%, 2026                       2,760,000                  2,860,022
---------------------------------------------------------------------------------------------------------------------------------
Santa Fe, NM, Industrial Development Rev. (Casa Real Nursing Home), 9.75%, 2013                900,000                    905,238
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown Village), 7.25%, 2034                   820,000                    860,352
---------------------------------------------------------------------------------------------------------------------------------
State of Hawaii, Department of Budget & Finance, Special Purpose Rev. (Kahala Nui
  Senior Living Community), 8%, 2033                                                           500,000                    555,395
---------------------------------------------------------------------------------------------------------------------------------
State of Nevada Department Business & Industry (Las Ventanas Retirement Project),
  "A", 7%, 2034                                                                                760,000                    761,186
---------------------------------------------------------------------------------------------------------------------------------
Sterling, IL (Hoosier Care), 7.125%, 2034                                                      715,000                    616,344
---------------------------------------------------------------------------------------------------------------------------------
Washington County, FL, Industrial Development Authority Rev. (Washington County
  Convalescent Center), 10%, 2016                                                              905,000                    916,303
---------------------------------------------------------------------------------------------------------------------------------
Waterford Township, MI, Economic Development Corp. Rev. (Canterbury Health),
  6%, 2039                                                                                   1,500,000                  1,122,735
---------------------------------------------------------------------------------------------------------------------------------
Wilkinsburg, PA, Municipal Authority Health Rev. (Monroeville Christian/Judea),
  8.25%, 2027                                                                                  985,000                    985,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  44,208,368
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Cheneyville, LA (Westside Habilitation Center Rev.), 8.375%, 2013                        $   1,510,000              $   1,529,464
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Community Provider (Boys & Girls Home), 6.25%, 2028                    500,000                    481,890
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Gen Purpose Authority (Kidspeace Corp.), 6%, 2023                         3,000,000                  2,834,040
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic Facility Rev. (Special
  Needs Facilities), 6.5%, 2017                                                              1,030,000                  1,085,311
---------------------------------------------------------------------------------------------------------------------------------
NY, City Industrial Development Agency, Civic Facility Rev. (A Very Special Place,
  Inc.), "A", 5.75%, 2029                                                                    1,000,000                    917,250
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
  Facilities), 8.75%, 2011                                                                     575,000                    577,110
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
  Facilities), 9%, 2031                                                                      1,000,000                  1,025,770
---------------------------------------------------------------------------------------------------------------------------------
Osceola County, FL, Industrial Development Authority Rev. (Community Provider),
  7.75%, 2017                                                                                  454,000                    456,892
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   8,907,727
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Airport Authority, Inc., Special Facilities Rev. (AMR Corp.), 7.5%, 2029        $   1,205,000              $     876,686
---------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
  Airlines, Inc.), 7.25%, 2030                                                                 300,000                    212,250
---------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
  Airlines, Inc.), 6.375%, 2035                                                              2,150,000                  1,346,653
---------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
  Airlines, Inc.) "B", 6.05%, 2029                                                             495,000                    486,451
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Airport Systems Special Facilities Rev. (Continental, Inc.) "E",
  6.75%, 2029                                                                                1,000,000                    840,850
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Knoxville, TN, Airport Authority Special Purpose Rev. (Northwest
  Airlines), 8%, 2032                                                                          465,000                    467,353
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority (Continental Airlines, Inc.), 7.2%, 2030           1,595,000                  1,409,900
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special Facilities Rev. (Continental
  Airlines, Inc.), 6.25%, 2029                                                                 505,000                    399,314
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.),
  7.25%, 2008                                                                                  205,000                    204,043
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.),
  8%, 2012                                                                                     300,000                    285,105
---------------------------------------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (AMR Corp.) "B", 6%, 2035                            2,500,000                  2,399,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   8,927,855
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund Limited Rev. (Dow Chemical Co.), 4.6%, 2014                      $   1,500,000              $   1,573,965
---------------------------------------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), "A", 7%, 2024                  3,000,000                  3,042,030
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   4,615,995
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev
  (Browning Ferris, Inc.), 5.8%, 2016                                                    $   1,000,000              $     960,170
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Community Development Authority, Solid Waste Facilities Rev
  (Republic Services, Inc.), "A", 4.95%, 2012                                                1,000,000                  1,059,810
---------------------------------------------------------------------------------------------------------------------------------
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management,
  Inc.), 6.85%, 2029                                                                           850,000                    965,201
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.),
  5.45%, 2014                                                                                1,750,000                  1,652,105
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Solid Waste Disposal Rev. (Waste
  Management, Inc.), 5.85%, 2007                                                             4,500,000                  4,716,180
---------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business (Republic Services, Inc.), 5.625%, 2026                          750,000                    814,200
---------------------------------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New
  Morgan Landfill Co, Inc./Browning Ferris, Inc.), 6.5%, 2019                                1,000,000                    987,370
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  11,155,036
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Indiana Development Finance Authority Rev. (Inland Steel), 5.75%, 2011                   $   1,000,000              $   1,036,030
---------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030           650,000                    706,108
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   1,742,138
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority (Valero Energy Corp.), 5.6%, 2031       $   1,750,000              $   1,782,883
---------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032                       1,000,000                  1,091,640
---------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                               2,220,000                  2,324,451
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic Development Rev. (Holt
  Hauling & Warehousing), 8.4%, 2015**+                                                      1,000,000                    565,000
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic Development Rev. (Holt
  Hauling & Warehousing), 8.6%, 2017**+                                                      1,000,000                    565,000
---------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, 7.875%, 2032##               1,270,000                  1,319,632
---------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, "CR", 7.875%, 2032##           580,000                    602,666
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities
  Rev. (Amtrak), "A", 6.25%, 2031                                                            2,000,000                  2,105,500
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP),
  7.75%, 2017                                                                                3,255,000                  3,316,878
---------------------------------------------------------------------------------------------------------------------------------
Port Corpus Christ, TX, Industrial Development Authority Rev. (Citgo Petroleum
  Corp.), 8.25%, 2031                                                                          700,000                    757,379
---------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.),
  5.7%, 2026                                                                                   385,000                    401,255
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  14,832,284
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 8.8%
---------------------------------------------------------------------------------------------------------------------------------
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027                                  $   1,000,000              $   1,095,760
---------------------------------------------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development Authority Rev. (Nekoosa Packaging), "A",
  6.55%, 2025                                                                                1,000,000                  1,047,790
---------------------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific
  Corp.), 5.75%, 2028                                                                          155,000                    156,792
---------------------------------------------------------------------------------------------------------------------------------
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority
  (International Paper, Co.), "A", 6.15%, 2021                                               5,000,000                  5,222,650
---------------------------------------------------------------------------------------------------------------------------------
Courtland, AL, Solid Waste Disposal Rev. (Champion International Corp.),
  6.375%, 2029                                                                               2,000,000                  2,007,540
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
  (Mead Westvaco Escanaba), 6.45%, 2023                                                        500,000                    560,010
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
  (Mead Westvaco Escanaba), 6.25%, 2027                                                      1,000,000                  1,124,180
---------------------------------------------------------------------------------------------------------------------------------
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort
  James), 5.625%, 2018                                                                         850,000                    875,594
---------------------------------------------------------------------------------------------------------------------------------
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024                               3,335,000                  4,008,670
---------------------------------------------------------------------------------------------------------------------------------
Isle Wight County, VA, Industrial Development Authority, Solid Waste Disposal
  Facilities Rev. (Union Camp Corp.), 6.55%, 2024                                            4,000,000                  4,072,280
---------------------------------------------------------------------------------------------------------------------------------
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser
  Co.), 6.8%, 2022                                                                           2,000,000                  2,445,340
---------------------------------------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority (Stone Container Corp.),
  7.2%, 2027                                                                                   880,000                    919,618
---------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal
  Rev. (Solvay Paperboard LLC), 6.8%, 2014                                                   1,000,000                  1,064,570
---------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev
  (Chesapeake Corp.), "A", 6.375%, 2019                                                        700,000                    707,091
---------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019                    1,750,000                  1,767,833
---------------------------------------------------------------------------------------------------------------------------------
York County, SC, Pollution Control Rev. (Bowater, Inc.), "A", 7.4%, 2010                       935,000                    953,616
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  28,029,334
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., East Valley Tourist
  (Cabazon Casino)"A", 9.25%, 2020##                                                     $   1,155,000              $   1,247,077
---------------------------------------------------------------------------------------------------------------------------------
Capital Trust Agency of Florida Rev. (Seminole Tribe Convention), 10%, 2033                  2,000,000                  2,288,920
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities),
  6.25%, 2017                                                                                1,000,000                  1,033,970
---------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Las Vegas Monorail), 7.375%, 2040               705,000                    724,881
---------------------------------------------------------------------------------------------------------------------------------
Sandoval County, NM (Santa Ana Pueblo), 7.75%, 2015##                                          675,000                    701,865
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   5,996,713
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), 6.6%, 2021                 $     400,000              $     434,724
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), 6.7%, 2028                       600,000                    648,426
---------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers University), "E",
  5.6%, 2025                                                                                   135,000                    136,304
---------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013##                                 875,000                    876,400
---------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev.,
  5.9%, 2014                                                                                   340,000                    348,932
---------------------------------------------------------------------------------------------------------------------------------
St. Louis County, MO, Industrial Development Authority Rev. (Kiel Center
  Multipurpose Arena), 7.875%, 2024                                                            300,000                    302,409
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   2,747,195
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Bexar County TX, Multi-Family Housing Rev. (American Opportunity Housing), "A",
  MBIA, 5.7%, 2021                                                                       $   1,250,000              $   1,321,588
---------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 7.1%, 2009                                                  1,000,000                  1,104,540
---------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6%, 2019##                                                  2,000,000                  2,124,120
---------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, Housing Corp., 8.5%, 2011                                               815,000                    816,271
---------------------------------------------------------------------------------------------------------------------------------
Eaglebend, CO, Affordable Housing Corp., Multi-Family Rev. (Housing Project), "A",
  6.4%, 2017                                                                                 1,000,000                    998,230
---------------------------------------------------------------------------------------------------------------------------------
Florida Multi-Family Housing Finance Agency Rev. (Center Court Apartments),
  8.5%, 2018                                                                                   865,000                    840,071
---------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039##                                           1,000,000                  1,006,900
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Educational & Housing Facilities (Wesley Highland Terrace), 8.5%, 2024            115,000                    114,664
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health& Educational &
  Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023                              500,000                    530,570
---------------------------------------------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiary LLC, 6.875%, 2009                                                 2,000,000                  2,191,260
---------------------------------------------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiary LLC, 5.4%, 2049##                                                 1,000,000                    992,500
---------------------------------------------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal (Northbrook I & II Apartments), 2.5%, 2019**                      280,000                    134,400
---------------------------------------------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal (Northbrook I & III Apartments), 2.5%, 2029**                     475,000                    228,000
---------------------------------------------------------------------------------------------------------------------------------
San Bernardino County, CA (Equity Residential/Redlands), "A", 5.2%, 2029                     2,000,000                  2,099,280
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  14,502,394
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                              $      80,000              $      15,090
---------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Housing Finance Authority Rev., MBIA, 0%, 2011                           3,000,000                  1,599,930
---------------------------------------------------------------------------------------------------------------------------------
Dallas, TX, Housing Finance Corp., Single Family Mortgage Rev., MBIA, 0%, 2016               3,390,000                  1,023,305
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.625%, 2023                          340,000                    369,964
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.3%, 2032                          1,085,000                  1,150,740
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., GNMA, 6.45%, 2029                 640,000                    695,923
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   4,854,952
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.15%, 2014                                   $       8,000              $       8,126
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 5.9%, 2023                                          245,000                    253,987
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.9%, 2029                                          655,000                    682,536
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.6%, 2032                                          265,000                    272,534
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.375%, 2033                                        120,000                    123,023
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., 5.65%, 2021                                        2,490,000                  2,580,935
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032                325,000                    334,477
---------------------------------------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential Housing Finance "B",
  4.8%, 2023                                                                                   295,000                    301,195
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), 6.35%, 2032                                                             460,000                    481,988
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), GNMA, 6.85%, 2032                                                       215,000                    233,890
---------------------------------------------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority Single Family Mortgage Rev., 0%, 2015                  7,600,000                  2,859,348
---------------------------------------------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority, "C", 6.25%, 2021                                        915,000                    947,446
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 5.875%, 2030                                     155,000                    159,272
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   9,238,757
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority Rev., Resource Recovery
  Facilities, "A", 6.5%, 2008                                                            $   1,600,000              $   1,708,464
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden Haverhill Associates),
  6.7%, 2014                                                                                   725,000                    777,149
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resource Recovery Rev. (Ogden
  Haverhill Associates), 5.6%, 2019                                                          2,850,000                  2,889,587
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   5,375,200
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
West, VA, Higher Education Facilities Rev., "B", FGIC, 5%, 2034                          $   1,270,000              $   1,325,877
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission, Building Rev., RITES, FGIC,
  8.4058%, 2016+++                                                                       $   1,300,000              $   1,677,156
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission, Building Rev., RITES, FGIC,
  8.4058%, 2017+++                                                                           1,050,000                  1,358,763
---------------------------------------------------------------------------------------------------------------------------------
College Park, GA (Civic Center), AMBAC, 5.75%, 2020                                          1,000,000                  1,138,320
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev.,
  Enhanced, "B", 5.375%, 2028                                                                2,000,000                  2,089,080
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Certificates of Participation, 6.3%, 2020                                         815,000                    886,956
---------------------------------------------------------------------------------------------------------------------------------
King George County, VA, Industrial Development Authority Lease Rev.,
  FSA, 5%, 2036                                                                              1,300,000                  1,356,823
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   8,507,098
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030                  $     650,000              $     690,177
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2017                                            $     250,000              $     250,978
---------------------------------------------------------------------------------------------------------------------------------
Dade County, FL, Special Obligations Rev., Capital Appreciation Bond, "B", AMBAC,
  0%, 2008++++                                                                              15,080,000                  3,043,747
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                       340,000                    355,681
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                      615,000                    652,134
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                       270,000                    280,052
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                      410,000                    431,923
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., 6%, 2006                                         250,000                    258,228
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                500,000                    521,160
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   5,793,903
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.1%, 2014        $     235,000              $     242,027
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.6%, 2023              150,000                    156,443
---------------------------------------------------------------------------------------------------------------------------------
Capital Region Community Development District of Florida, Capital Improvement Rev.,
  5.95%, 2006                                                                                  265,000                    267,817
---------------------------------------------------------------------------------------------------------------------------------
Chicago IL, Ryan Garfield Tax Increment Allocation, 10.125%, 2007                              610,000                    614,130
---------------------------------------------------------------------------------------------------------------------------------
Concorde Estates Community Development District, Florida Capital Improvement
  Rev., "B", 5%, 2011                                                                          905,000                    907,968
---------------------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District of Florida, 5.125%, 2009                             1,055,000                  1,065,550
---------------------------------------------------------------------------------------------------------------------------------
Heritage Isles, FL, Community Development District, "A", 5.75%, 2005                           135,000                    135,099
---------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8%, 2011                                               870,000                    912,143
---------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 6%, 2018                                                 925,000                    968,845
---------------------------------------------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, "B", 5.125%, 2009                               310,000                    312,793
---------------------------------------------------------------------------------------------------------------------------------
Lakes By The Bay South Community Development District, Florida Special
Assessment, "B", 5.3%, 2009                                                                  1,140,000                  1,153,475
---------------------------------------------------------------------------------------------------------------------------------
Markham, IL, Tax Increment Rev., 9%, 2012                                                    1,010,000                  1,026,372
---------------------------------------------------------------------------------------------------------------------------------
Middle Village Community Development District, Florida Special Assessment,
  "B", 5%, 2009                                                                                800,000                    806,008
---------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, Special Assessment (Palm Beach
  Gardens), "A", 5.9%, 2035                                                                    255,000                    260,016
---------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, Special Assessment (Palm Beach
  Gardens), "B", 5.375%, 2014                                                                  455,000                    458,012
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., 5.4%, 2008                             425,000                    429,118
---------------------------------------------------------------------------------------------------------------------------------
Parkway Center, FL, Community Development District Rev., "B", 5.625%, 2014                   1,260,000                  1,288,211
---------------------------------------------------------------------------------------------------------------------------------
Preserve At Wilderness Lake, FL, Community Development District, Capital
  Improvement, "B", 5%, 2009                                                                   665,000                    664,548
---------------------------------------------------------------------------------------------------------------------------------
Reunion East Community Development District, FL, Special Assessment, 5.9%, 2007                225,000                    229,219
---------------------------------------------------------------------------------------------------------------------------------
Sterling Hill Community Development District of Florida, Capital Improvement Rev.,
  5.5%, 2010                                                                                   540,000                    548,975
---------------------------------------------------------------------------------------------------------------------------------
Villasol Community Development District of Florida, Special Assessment Rev., "B",
  5.375%, 2008                                                                                 655,000                    666,495
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  13,113,264
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Badger Tobacco, WI (Asset Securitization Corp.), 6.125%, 2027                            $   4,305,000              $   4,318,044
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029                   1,840,000                  1,795,877
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                        1,260,000                  1,263,604
---------------------------------------------------------------------------------------------------------------------------------
Golden State Tobacco Securitization, CA, "A", 5%, 2021                                         980,000                    986,076
---------------------------------------------------------------------------------------------------------------------------------
Golden State Tobacco Securization, CA, Tobacco Settlement, 7.8%, 2042                        1,000,000                  1,101,480
---------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B",
  5.3%, 2025                                                                                 2,000,000                  1,801,580
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                                           1,435,000                  1,380,011
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                         1,005,000                    974,036
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028                                    1,000,000                    998,630
---------------------------------------------------------------------------------------------------------------------------------
Southern California Tobacco Settlement Authority, 5.25%, 2027                                1,170,000                  1,167,262
---------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                            160,000                    162,910
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  15,949,510
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Arapahoe County, CO, Capital Improvement Highway Rev., "C", 0%, 2005++++                 $   1,000,000              $     480,210
---------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, "B",
  MBIA, 0%, 2027                                                                             4,115,000                  1,256,515
---------------------------------------------------------------------------------------------------------------------------------
Niagara Falls, NY, Bridge Commission, Toll Rev., RITES, FGIC, 8.0721%, 2015+++               1,500,000                  1,945,500
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2011                                       1,000,000                    538,940
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2012                                       1,000,000                    507,350
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2015                                       1,750,000                    941,920
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   5,670,435
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Missouri Highways & Transportation Commission, State Road Rev., "A", 5.625%, 2018        $   4,500,000              $   5,049,225
---------------------------------------------------------------------------------------------------------------------------------
Telluride, CO (Gondola Transit Co.), 9%, 2006++++                                              750,000                    808,995
---------------------------------------------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM,
  11.5%, 2012++++                                                                            2,900,000                  4,282,401
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  10,140,621
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L. A. College of Chiropractic),
  5.6%, 2017                                                                             $     750,000              $     736,328
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                   2,500,000                  3,253,850
---------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Augustana College), "A",
   5.625%, 2022                                                                                400,000                    429,664
---------------------------------------------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York Institute of Technology),
  7.5%, 2006++++                                                                             2,500,000                  2,687,725
---------------------------------------------------------------------------------------------------------------------------------
Louisiana State University (Health Sciences Center Project), MBIA, 6.375%, 2031              2,500,000                  2,942,525
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
  6.5%, 2009++++                                                                               625,000                    726,175
---------------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, Development Finance Agency Rev. (Eastern Nazarene
  College), 5.625%, 2029                                                                       750,000                    671,130
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Rev. (UAMS Campus), "B", MBIA, 5%, 2034                     300,000                    313,635
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  11,761,032
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
  High School), 7.5%, 2023                                                               $     585,000              $     599,806
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
  High School), 7.5%, 2036                                                                   1,000,000                  1,027,240
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (Detroit Academy of Arts & Sciences),
  8%, 2031                                                                                   1,000,000                  1,059,670
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy),
  7.625%, 2021                                                                               1,000,000                  1,079,490
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter
Schools), "C", 6.75%, 2031                                                                     500,000                    525,485
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   4,291,691
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development Export Authority, Power Rev., Upper Lynn Canal
  Regional Power, 5.8%, 2018                                                             $     830,000              $     783,163
---------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners),
  6.65%, 2010                                                                                2,620,000                  2,825,644
---------------------------------------------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration), 6%, 2025                            2,260,000                  2,282,193
---------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg,
  LP), 6.5%, 2017                                                                              800,000                    899,208
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
  Rev. (Northampton Generating), 6.4%, 2009                                                    350,000                    354,431
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
  Rev. (Northampton Generating), 6.5%, 2013                                                  1,000,000                  1,013,170
---------------------------------------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority Rev. (Multi-trade of
  Pittsylvania), 7.5%, 2014                                                                  3,000,000                  3,117,780
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  11,275,589
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 11.3%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX ( Reliant Energy, Inc.), "A", 5.375%, 2019                    $     500,000              $     517,380
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Authority Texas Rev. (Reliant Energy, Inc.),
  "B", AMBAC, 5.125%, 2020                                                                   2,000,000                  2,116,200
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), 7.7%, 2033             575,000                    680,047
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "B", 6.3%, 2032        500,000                    538,700
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "C", 6.75%, 2038       715,000                    782,682
---------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board, Pollution Control Rev. (Entergy
  Gulf States, Inc.), 5.45%, 2010                                                            1,250,000                  1,276,738
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas &
  Electric Co.), MBIA, 5.35%, 2016                                                           1,000,000                  1,093,290
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev. (Southern
  California Edison Co.), 6.4%, 2024                                                         1,000,000                  1,003,840
---------------------------------------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power
  Co.), 5.85%, 2028                                                                          2,000,000                  2,134,561
---------------------------------------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power
  Co.), 5.95%, 2028                                                                          2,270,000                  2,414,417
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 5.8%, 2022               2,105,000                  2,142,764
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 6.3%, 2016          2,195,000                  2,367,220
---------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Portland General), 5.2%, 2033                             230,000                    244,058
---------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX (Centerpoint Energy), 5.6%, 2027                                        1,500,000                  1,580,130
---------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.),
  4.55%, 2029                                                                                2,000,000                  2,062,220
---------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030                   1,655,000                  1,680,868
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of
  New Hampshire), 6%, 2021                                                                   1,000,000                  1,053,960
---------------------------------------------------------------------------------------------------------------------------------
Ohio Air Quality Development Authority Rev., Pollution Control, Rev. (Cleveland
  Electric)"B", 6%, 2020                                                                     3,000,000                  3,139,890
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Reliant Energy
  Seward), "A", 6.75%, 2036                                                                  1,155,000                  1,217,127
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.),
  6.1%, 2025                                                                                   650,000                    650,078
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.),
  6%, 2029                                                                                   2,905,000                  2,905,087
---------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General Electric), 5.2%, 2033                550,000                    583,616
---------------------------------------------------------------------------------------------------------------------------------
Trinity River Authority, TX, Pollution Control Rev. (TXU Electric Co.), 6.25%, 2028            500,000                    546,320
---------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.),
  7.7%, 2014                                                                                   550,000                    559,218
---------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.),
  5.8%, 2015                                                                                 1,500,000                  1,515,570
---------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.),
  5.8%, 2016                                                                                 1,000,000                  1,015,620
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  35,821,601
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
California State Department Water Resources Power Supply Rev. "A", 5.75%, 2017           $   1,250,000              $   1,420,188
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, Power Systems Rev., "B',
  5.55%, 2014                                                                                2,150,000                  2,307,918
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency (Catawba Electric Rev.) "B", 6.5%, 2020                2,000,000                  2,266,960
---------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Municipal Light & Power Rev., 5.625%, 2017                                      3,000,000                  3,324,960
---------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority (Transmission Project Rev.), RIBS,
  9.688%, 2012++                                                                               100,000                    101,162
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   9,421,188
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., 5.5%, 2033            $   5,000,000              $   5,467,600
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $426,584,586)                                    $ 453,866,927
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Irvine, CA, Improvement Building Act 1915, 1.83%, due 2/01/05                            $     100,000              $     100,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A",
  1.83%, due 2/01/05                                                                           300,000                    300,000
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Higher Educational Facilities Authority Rev., Capital Assets
  Program, "D", 1.9%, due 2/01/05                                                              240,000                    240,000
---------------------------------------------------------------------------------------------------------------------------------
New Castle, PA, Area Hospital Authority (Jameson Memorial Hospital),
  1.89%, due 2/02/05                                                                           125,000                    125,000
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev., Pooled Hospital Loan
  Program, 1.92%, due 2/01/05                                                                  100,000                    100,000
---------------------------------------------------------------------------------------------------------------------------------
San Francisco, CA, City & County Financial Corp. Lease Rev. (Moscone Center
  Expansion), 1.8%, due 2/03/05                                                                100,000                    100,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 1.86%, due 2/03/05                                65,000                     65,000
---------------------------------------------------------------------------------------------------------------------------------
State of California, Department of Water Resources, Power Supply Rev., "C-2",
  1.82%, due 2/03/05                                                                           100,000                    100,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                                $   1,130,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $427,714,586)                                                                   $ 454,996,927
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES (ISSUED BY THE TRUST) - (44.1)%                                                                   $(140,034,720)
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.7%                                                                                   2,308,173
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                 $ 317,270,380
---------------------------------------------------------------------------------------------------------------------------------
   * Non-income producing security.
   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.
  ** Interest received was less than stated coupon rate.
##               SEC Rule 144A restriction.

The following abbreviations are used in the Portfolio of Investments and are defined:

COP       = Certificate of Participation

ETM       = Escrowed to Maturity.

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC     = AMBAC Indemnity Corp.
ASST GTY  = Asset Guaranty Insurance Co.
FGIC      = Financial Guaranty Insurance Co.
FSA       = Financial Security Assurance, Inc.
GNMA      = Government National Mortgage Assn.
MBIA      = Municipal Bond Investors Corp.
XLCA      = XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RIBS      = Residual Interest Bonds
RITES     = Residual Interest Tax-Exempt Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL INCOME TRUST
SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2005 - CONTINUED

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $426,968,460
                                                ============
Gross unrealized appreciation                   $ 31,407,911
Gross unrealized depreciation                     (3,379,444)
                                                ------------
Net unrealized appreciation (depreciation)      $ 28,028,467
                                                ------------

(2) Financial Instruments

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                                Notional
                                Principal
                                Amount of          Cash Flows Paid               Cash Flows                   Appreciation
Expiration                      Contract           by the fund                   Received by the fund         (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
4/20/2015            USD        3,200,000          Fixed - 10 Year BMA           Floating - 7 Day
                                                   Swap Index, (3.568%)          BMA Swap Index           $       (7,475)

8/16/2015            USD        12,000,000         Fixed - 10 Year BMA           Floating - 7 Day
                                                   Swap Index, (3.799%)          BMA Swap Index                 (179,129)

4/6/2017             USD        36,000,000         Fixed - 12 Year BMA           Floating - 7 Day
                                                   Swap Index, (3.884%)          BMA Swap Index                 (781,014)

6/15/2025            USD        20,000,000         Fixed - 20 Year BMA           Floating - 7 Day
                                                   Swap Index, (4.7264%)         BMA Swap Index               (1,945,169)
                                                                                                          --------------
                                                                                                          $   (2,912,787)
                                                                                                          ==============

At January 31, 2005 the trust had sufficient cash and/or securities to cover any commitments under these contracts.

MFS MUNICIPAL INCOME TRUST
SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2005 - CONTINUED

(3) Restricted Securities

At January 31, 2005 the trust owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 2.75% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The trust does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                                   DATE OF
DESCRIPTION                                                    ACQUISITION        PAR AMOUNT         COST            VALUE
---------------------------------------------------------------------------------------------------------------------------------
Arizona Health Facilities Authority Rev. (The
Terraces Project), 7.75%, 2033                                10/17/2003            750,000        $   736,845     $   790,765

Chicago, IL, O'Hare International
Airport Rev., RITES, XLCA, 8.98%, 2022                         8/21/2003          1,500,000          1,599,510       1,834,110

Chicago, IL, Public Building Commission,
Building Rev., RITES, FGIC, 8.4058%, 2016                      3/11/1999          1,300,000          1,403,610       1,677,156

Chicago, IL, Public Building Commission,
Building Rev., RITES, FGIC, 8.4058%, 2017                      3/11/1999          1,050,000          1,123,542       1,358,763

New Jersey Economic Development Authority,
Economic Development Rev. (Holt Hauling &
Warehousing), 8.4%, 2015                                       1/30/1997          1,000,000          1,049,280         565,000

New Jersey Economic Development Authority,
Economic Development Rev. (Holt Hauling &
Warehousing), 8.6%, 2017                                       1/30/1997          1,000,000          1,051,940         565,000

Niagara Falls, NY, Bridge Commission, Toll
Rev., RITES, FGIC, 8.0721%, 2015                               5/21/1999          1,500,000          1,609,680       1,945,500
                                                                                                                   -----------
                                                                                                                   $ 8,736,294
                                                                                                                   ===========

(C)2005 MFS Investment Management

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   MFS MUNICIPAL INCOME TRUST
             -----------------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                           ---------------------------------
                           Robert J. Manning, President

Date: March 24, 2005
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                          ----------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date: March 24, 2005
      --------------

By (Signature and Title)*  RICHARD M. HISEY
                           ---------------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer
                           and Accounting Officer)

Date: March 24, 2005
      --------------

* Print name and title of each signing officer under his or her signature.